Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	115 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000159357
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia EM Core ex-China ETF
C000101379
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia India Consumer ETF
C000088095
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Research Enhanced Emerging Economies ETF
Without Sales Load [Member] | C000159357
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.39%)	11.24%	7.19%
Without Sales Load [Member] | C000101379
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.93%)	19.70%		7.93%
Without Sales Load [Member] | C000088095
Average Annual Return [Line Items]
Average Annual Return, Percent	6.25%	3.32%		(0.85%)
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	8.09%	7.94%	5.85%
MSCI India Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index (Net)
Average Annual Return, Percent	1.75%	20.51%		7.84%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	8.09%	7.94%		3.71%
Beta Thematic Emerging Markets ex-China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Beta Thematic Emerging Markets ex-China Index
Average Annual Return, Percent	(2.84%)	12.36%	7.00%
Indxx India Consumer Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Indxx India Consumer Index
Average Annual Return, Percent	(1.41%)	23.05%		10.02%
Combined Current and Former Indices
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Combined Current and Former Indices
Average Annual Return, Percent	6.27%	3.77%		(0.13%)
Dow Jones Emerging Markets Consumer Titans™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Emerging Markets Consumer Titans™ Index
Average Annual Return, Percent	8.00%	4.11%		0.03%
Beta Advantage® Research Enhanced Solactive Emerging Economies Index
Average Annual Return [Line Items]
Average Annual Return, Percent				4.16%